Revenue Recognition (Contract Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract assets	$ 3,501	$ 2,472
Contract liabilities	$ 6,879	$ 6,999